GOOD HARBOR TACTICAL SELECT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 41.5%
7,350	Consumer Staples Select Sector SPDR Fund	$ 566,759
10,181	Energy Select Sector SPDR Fund	565,046
14,390	Financial Select Sector SPDR Fund	561,930
5,330	Industrial Select Sector SPDR Fund	563,967
8,073	iShares MSCI Australia ETF	200,453
9,952	iShares MSCI Canada ETF	382,455
15,338	iShares MSCI Emerging Markets ETF, EQUITY	749,260
15,516	iShares MSCI Eurozone ETF	760,438
5,195	iShares MSCI France ETF	201,982
5,455	iShares MSCI Japan ETF	365,267
7,884	iShares MSCI Pacific ex Japan ETF	376,540
7,185	iShares MSCI Switzerland ETF	378,865
17,679	iShares MSCI United Kingdom ETF	585,881
6,234	Materials Select Sector SPDR Fund	564,863
3,900	ProShares Ultra MSCI EAFE(a)	203,931
3,211	Technology Select Sector SPDR Fund	558,297
7,908	Utilities Select Sector SPDR Fund	566,055
		8,151,989
	FIXED INCOME - 37.6%
4,044	iShares 1-3 Year Treasury Bond ETF	345,924
22,560	iShares 3-7 Year Treasury Bond ETF	2,902,795
15,366	iShares 7-10 Year Treasury Bond ETF	1,767,090
26,731	Vanguard Long-Term Treasury ETF	2,390,286
		7,406,095
	MIXED ALLOCATION - 20.1%
95,369	Pacer Trendpilot US Large Cap ETF	3,961,628

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,700,761)	19,519,712

GOOD HARBOR TACTICAL SELECT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS - 0.8%
149,416	STIT - Treasury Portfolio, Institutional Class, 0.01% (Cost $149,416)(b)	$ 149,416

	TOTAL INVESTMENTS - 100.0% (Cost $17,850,177)	$ 19,669,128
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	5,296
	NET ASSETS - 100.0%	$ 19,674,424

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.